PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2019	2018
Cost
Buildings	$2,320,265	$2,309,897
Furniture, fixtures and equipment	199,098	206,629
Leasehold improvements	109,834	80,670
Motor vehicles	2,602	2,588
Construction in progress	80,732	39,554

Sub-total	2,712,531	2,639,338
Less: accumulated depreciation and amortization	(605,074)	(463,480)

Property and equipment, net	$2,107,457	$2,175,858